Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-2

Collection Period	12/01/14-12/31/14
Determination Date	1/9/2015
Distribution Date	1/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$798,909,786.69
2.	Collections allocable to Principal				$23,822,975.92
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$888,976.04

5.	Pool Balance on the close of the last day of the related Collection Period				$774,197,834.73
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				50,938
7.	Initial Pool Balance				$987,000,009.13

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$283,974,786.64		$259,262,834.68
	c.	Class A-3 Note Balance	$336,000,000.00		$336,000,000.00
	d.	Class A-4 Note Balance	$115,290,000.00		$115,290,000.00
	e.	Class B Note Balance	$13,810,000.00		$13,810,000.00
	f.	Class C Note Balance	$20,230,000.00		$20,230,000.00
	g.	Class D Note Balance	$24,670,000.00		$24,670,000.00

	h.	Note Balance (sum a - g)	$793,974,786.64		$769,262,834.68
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.9160477		0.8363317
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8044324		0.7793950
10.	Overcollateralization Target Amount				$4,935,000.05
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,935,000.05
12.	Weighted Average Coupon			%	7.16%
13.	Weighted Average Original Term			months	65.38
14.	Weighted Average Remaining Term			months	54.56

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,796,449.62
	b.	Liquidation Proceeds allocable to Finance Charge			$12.91
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,796,462.53
16.	Principal:
	a.	Collections allocable to Principal			$23,822,975.92
	b.	Liquidation Proceeds allocable to Principal			$389,227.15
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$24,212,203.07

17.	Total Finance Charge and Principal Collections (15d + 16d)		$29,008,665.60
18.	Interest Income from Collection Account		$1,549.48
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$29,010,215.08

Available Funds

21.	Available Collections		$29,010,215.08
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$29,010,215.08

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$665,758.16
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$665,758.16

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,993.19
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,993.19

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$108,857.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$108,857.00
	i.	Class A-3 Monthly Interest	$274,400.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$274,400.00
	m.	Class A-4 Monthly Interest	$154,680.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$154,680.75
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$21,635.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$21,635.67
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,065.33
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,065.33
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$53,040.50
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$53,040.50
34.	Quaternary Principal Distributable Amount		$19,776,951.91
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$21,095,382.51
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$4,935,000.05
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,796,462.53
	b.	Total Daily Deposits of Principal Collections	$24,212,203.07
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,549.48

	e.	Total Deposits to Collection Account (sum a - d)	$29,010,215.08
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$665,758.16
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,993.19
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$25,359,631.21
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,979,832.52

	f.	Total Withdrawals from Collection Account (sum a - e)	$29,010,215.08

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$108,857.00
	c.	Class A-3 Interest Distribution	$274,400.00
	d.	Class A-4 Interest Distribution	$154,680.75
	e.	Class B Interest Distribution	$21,635.67
	f.	Class C Interest Distribution	$35,065.33
	g.	Class D Interest Distribution	$53,040.50
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$24,711,951.96
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$25,359,631.21
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$24,820,808.96
	c.	Class A-3 Distribution	$274,400.00
	d.	Class A-4 Distribution	$154,680.75
	e.	Class B Distribution	$21,635.67
	f.	Class C Distribution	$35,065.33
	g.	Class D Distribution	$53,040.50

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$25,359,631.21

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,979,832.52
	b.	Reserve Account surplus (Ln 55)	$169.34

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,980,001.86
46.	Withdrawals
	a.	Certificateholder Distribution	$2,980,001.86

	b.	Total Withdrawals from Certificate Payment Account	$2,980,001.86

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,467,500.02	$2,467,500.02
	b.	Note Balance	$769,262,834.68
48.	Required Reserve Account Amount		$2,467,500.02

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,467,500.02
50.	Investment Earnings		$169.34
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,467,669.36
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$169.34

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,467,500.02
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$665,758.16
60.	Amount to be paid to Backup Servicer from the Collection Account		$4,993.19
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$25,359,631.21
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,979,832.52
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$169.34
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$24,820,808.96
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$274,400.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$154,680.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$21,635.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$35,065.33
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$53,040.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,980,001.86

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$499,735.98
74.	Cumulative Net Losses			$3,064,372.01
75.	Cumulative Net Loss Percentage			0.3105%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	915	$14,536,880.06
	b.	61 to 90 days past due	305	$4,600,490.10
	c.	91 or more days past due	125	$1,958,068.60

	d.	Total Past Due (sum a - c)	1,345	21,095,438.76

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,347,906,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer